STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 11,244	$ 13,159	$ 55,830	$ (378)	$ (57,367)
Balance, shares at Dec. 31, 2008	2,605,592	2,605,592
Issuance of Ordinary shares for options exercised		66	(66)
Issuance of Ordinary shares for options exercised, shares		12,567
Issuance expenses	(17)		(17)
Issuance/Extension of warrants related to convertible note	646		646
Share-based compensation expense	649		649
Other comprehensive loss:
Foreign currency translation adjustments	168			168		168
Unrealized gain related to available for sale securities	54			54		54
Net loss	(9,101)				(9,101)	(9,101)
Total comprehensive loss						(8,879)
Balance at Dec. 31, 2009	3,643	13,225	57,042	(156)	(66,468)
Balance, shares at Dec. 31, 2009	2,618,159	2,618,159
Issuance of Ordinary shares for options exercised		201	(201)
Issuance of Ordinary shares for options exercised, shares		37,996
Issuance of shares related to the private placement, net	265	533	(268)
Issuance of shares related to the private placement, net, shares		96,362
Issuance expenses	(35)
Issuance/Extension of warrants related to convertible note	15		15
Share-based compensation expense	217		217
Other comprehensive loss:
Foreign currency translation adjustments	262			262		262
Realized gain related to available for sale securities	(54)			(54)		(54)
Net loss	(635)				(635)	(635)
Total comprehensive loss						(427)
Balance at Dec. 31, 2010	3,713	13,959	56,805	52	(67,103)
Balance, shares at Dec. 31, 2010	2,752,517	2,752,517
Issuance of Ordinary shares for options exercised		195	(195)
Issuance of Ordinary shares for options exercised, shares		33,442
Issuance expenses
Issuance of Ordinary shares related to an inducement of a convertible note	3,139	8,911	(5,772)
Issuance of Ordinary shares related to an inducement of a convertible note, shares		1,681,965
Issuance/Extension of warrants related to convertible note	86		86
Share-based compensation expense	169		169
Other comprehensive loss:
Foreign currency translation adjustments	(295)			(295)		(295)
Net loss	(3,214)				(3,214)	(3,214)
Total comprehensive loss						(3,509)
Balance at Dec. 31, 2011	$ 3,598	$ 23,065	$ 51,093	$ (243)	$ (70,317)
Balance, shares at Dec. 31, 2011	4,467,924	4,467,924